Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	149,305	131,278
Related entities, note 30(b)	141	29
	149,446	131,307
Other payables
Taxes payable	9,663	12,043
Remuneration and similar benefits payable	8,860	11,522
Interest payable	3,020	5,318
Royalties payable to the Peruvian State	2,441	2,132
Hedge instruments accounts payables	1,569	—
Dividends payable (c)	638	604
Related entities, note 30(b)	328	51
Other liabilities	3,991	3,883
	30,510	35,553

Total trade and other payables	179,956	166,860

Classification by maturity:
Current portion	179,956	166,244
Non-current portion	—	616

Total trade and other payables	179,956	166,860

Classification by nature:
Financial payables	167,852	152,686
Non-financial payables	12,104	14,174
Total trade and other payables	179,956	166,860

(b)Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured

Schedule of dividends payable

(c)The movement of dividends payable is presented below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	604	663	730
Declared dividends to controlling shareholders, note 17(d)	—	22,098	22,860
Dividends paid to controlling shareholders, note 17(d)	—	(22,098)	(22,860)
Declared dividends to non-controlling shareholders, note 17(d)	5,140	6,500	5,560
Dividends paid to non-controlling shareholders, note 17(d)	(5,140)	(6,500)	(5,560)
Expired dividends	(26)	(53)	(44)
Other minor	60	(6)	(23)

Final balance	638	604	663

Minera Yanacocha SRL and subsidiary [Member]
Trade and other payables
Schedule of trade and other payables

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	44,977	45,671
Related entities, note 24(c)	12,374	11,426
	57,351	57,097

Other payables
Remuneration and similar benefits payable	4,649	7,818
Other taxes payable	4,097	5,195
Royalties payable to the Peruvian State	2,548	2,696
	11,294	15,709

	68,645	72,806

(b)Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.